Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Trading Symbol	DCTH
Entity Registrant Name	DELCATH SYSTEMS, INC.
Entity Central Index Key	0000872912
Entity Filer Category	Accelerated Filer